LiveWell Variable Annuity

Flexible Premium Deferred Variable Annuity

issued by:  Midland National Life Insurance Company

through the Midland National Life Separate Account C

Supplement dated September 6, 2019

to the Prospectus Dated May 1, 2019

This Supplement describes important changes that are being made to the investment options available under your Contract.  Please read this supplement carefully and retain it with your prospectus for future reference.

With respect to the First Investors Life Series Funds and PIMCO investment options, this supplement will alter, the prospectus for the flexible premium deferred variable annuity contract listed above in the following manner:

On April 9, 2019, the Board of Trustees of the First Investors Trusts approved the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund in the Delaware Funds by Macquarie Investment Management Business Trust family of funds.

Merging Portfolio	Corresponding Acquiring Portfolio
First Investors Life Series Covered Call Strategy Fund	Delaware VIP Covered Call Strategy Series
First Investors Life Series International Fund	Delaware VIP International Series
First Investors Life Series Opportunity Fund	Delaware VIP Opportunity Series
First Investors Life Series Total Return Fund	Delaware VIP Total Return Series

If the merger is approved by the shareholders of the related merging portfolios, that merging portfolio will be merged into the related corresponding acquiring portfolio on or about October 4, 2019. The merging portfolio will no longer be available.

The PIMCO investment option name change is effective on or about October 1, 2019.

On page two of the prospectus, under Separate Account investment options, the following name change will occur on or about October 1, 2019:

Old Name	New Name
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Managed Asset Allocation Portfolio

On page two of the prospectus, under Separate Account investment options, the following investment options will merge, soft close and susequently be removed from page two on or about October 4, 2019.

Merging Portfolio	Corresponding Acquiring Portfolio
First Investors Life Series Covered Call Strategy Fund	Delaware VIP Covered Call Strategy Series
First Investors Life Series International Fund	Delaware VIP International Series
First Investors Life Series Opportunity Fund	Delaware VIP Opportunity Series
First Investors Life Series Total Return Fund	Delaware VIP Total Return Series

Under APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS the following will be effective as noted:

The PIMCO investment option will change its name on or about October 1, 2019:

Old Name	New Name
PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Managed Asset Allocation Portfolio

The following First Investors Life Series Funds will merge into the Delaware VIP Series Fund and will soft close on or about October 4, 2019:

Delaware VIP Series Fund (Formerly First Investors Life Series Funds)
Delaware VIP Covered Call Strategy Series[1] (Formerly First Investors Life Series Covered Call Strategy)	Seeks long-term capital appreciation.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP International Series[1] (Formerly First Investors Life Series International Fund)	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Opportunity Series[1] (Formerly First Investors Life Series Opportunity Fund)	Seeks long-term capital growth.	Delaware Management Company, a series of Macquarie Investment Management Business Trust
Delaware VIP Total Return Series[1] (Formerly First Investors Life Series Total Return Fund)	Seeks high, long-term total investment return consistent with moderate investment risk.	Delaware Management Company, a series of Macquarie Investment Management Business Trust

1This investment option will close to new investors as of October 4, 2019. If you have money invested in this investment option as of the close of business on October 4, 2019, you may continue to make additional investments into the portfolio.  However, if you redeem or transfer completely out of this investment option after this date, you will not be able to reinvest in the portfolio.

A corresponding change is hereby made throughout the Prospectus and SAI.

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If you have any questions, please call the Customer Service Center toll-free at 1-866-747-3421, or write the Customer Service Center at, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas, 66675-8547.

Please retain this Supplement for future reference.